Document And Entity Information	Jun. 10, 2024
Document Information [Line Items]
Entity, Registrant Name	OPTICAL CABLE CORPORATION
Document, Type	8-K
Document, Period End Date	Jun. 10, 2024
Entity, Incorporation, State or Country Code	VA
Entity, File Number	000-27022
Entity, Tax Identification Number	54-1237042
Entity, Address, Address Line One	5290 Concourse Drive
Entity, Address, City or Town	Roanoke
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	24019
City Area Code	540
Local Phone Number	265-0690
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OCC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001000230